SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information by Reportable Segment

Below is a breakdown of select financial information by reportable operating segment:

	Year Ended December 31,
	2010	2011	2012
Revenues:
U.S.	$1,584,281	$1,593,667	$1,706,511
International	564,240	696,119	777,663
Eliminations	(7,377)	(10,173)	(10,643)

Total revenues	$2,141,144	$2,279,613	$2,473,531

	Year Ended December 31,
	2010	2011	2012
Adjusted EBITDA:
U.S.	$364,610	$372,739	$411,293
International	122,575	148,261	179,375

Total Adjusted EBITDA	$487,185	$521,000	$590,668

	Year Ended December 31,
	2011	2012
Capital Expenditures:
U.S.	$79,510	$107,323
International	105,309	113,404

Total capital expenditures	$184,819	$220,727

Reconciliation of Net Income to Adjusted EBITDA

The following table sets forth a reconciliation of net income to Adjusted EBITDA:

	Year Ended December 31,
	2010	2011	2012
Net income	$150,930	$133,953	$172,784
Add (deduct):
Income taxes	58,601	73,872	126,216
Interest expense (1)	112,444	123,102	123,665
Loss on early retirement of debt	3	4,945	5,599
Loss on marketable securities – RealD	—	12,610	—
Other income (2)	(3,721)	(13,594)	(21,568)
Depreciation and amortization (3)	143,508	154,449	147,675
Impairment of long-lived assets	12,538	7,033	3,031
(Gain) loss on sale of assets and other	(431)	8,792	12,168
Deferred lease expenses	3,940	4,155	4,104
Amortization of long-term prepaid rents	1,786	2,657	2,673
Share based awards compensation expense	7,587	9,026	14,321

Adjusted EBITDA	$487,185	$521,000	$590,668

(1)	Includes amortization of debt issue costs.
(2)

Includes interest income, foreign currency exchange gain (loss), and equity in income (loss) of affiliates and excludes distributions from NCM. Distributions from NCM are reported entirely within the U.S. operating segment.

(3)	Includes amortization of favorable/unfavorable leases.

Financial Information by Geographic Area

Below is a breakdown of select financial information by geographic area:

	Year Ended December 31,
	2010	2011	2012
Revenues
U.S.	$1,584,281	$1,593,667	$1,706,511
Brazil	315,884	358,820	328,136
Other foreign countries	248,356	337,299	449,527
Eliminations	(7,377)	(10,173)	(10,643)

Total	$2,141,144	$2,279,613	$2,473,531

	December 31,
	2011	2012
Theatres properties and equipment, net
U.S.	$934,279	$940,922
Brazil	149,294	190,990
Other foreign countries	155,277	173,046

Total	$1,238,850	$1,304,958